Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common shares, par value (in Dollars per share)	$ 0	$ 0
Common shares, shares authorized	35,000,000	35,000,000
Common shares, shares outstanding	20,990,893	20,985,668
Common shares, treasury shares	648,603	654,603